Commitments and contingencies - Contingencies (Details)					12 Months Ended
	Jun. 11, 2020 USD ($)	Jun. 11, 2020 CNY (¥)	May 07, 2018 USD ($)	May 07, 2018 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Oct. 20, 2020 USD ($)	Oct. 20, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Nov. 13, 2018 USD ($)	Nov. 13, 2018 CNY (¥)
Loss Contingencies [Line Items]
Short-term Non-bank Loans and Notes Payable					$ 0				$ 500,000
Amount of loan due					9,887,170				7,562,123
Chongqing Zhouyang Shipping Co., Ltd
Loss Contingencies [Line Items]
Short-term Non-bank Loans and Notes Payable										$ 5,100,000	¥ 33,000,000
Chongqing Haobangshou Ecommerce Co., Ltd.
Loss Contingencies [Line Items]
Amount of loan due					$ 1,548,659		$ 1,548,659	¥ 10,000,000	1,415,328
Outstanding payments for goods purchased							487,828	3,150,000
Total balance to be repaid							$ 2,036,486	¥ 13,150,000
Annual interest rate					6.00%		12.00%	12.00%
Chongqing Puluosi Small Mortgage Co., Ltd.
Loss Contingencies [Line Items]
Amount of loan due					$ 4,572,421				$ 4,183,248
Annual interest rate					12.00%
Guarantees
Loss Contingencies [Line Items]
Loss Contingency, Non Accrual Amount					$ 270,403
Leases
Loss Contingencies [Line Items]
Loss Contingency Accrual					49,950
Breach of a supermarket equipment purchase agreement
Loss Contingencies [Line Items]
Remaining balance			$ 300,000	¥ 1,700,000
Loss contingency, damages awarded	$ 3,100	¥ 20,000
Interest rate	1.50%	1.50%
Attorney fee	$ 3,100	¥ 20,000
Property guarantee fee					800	¥ 5,000
Court fee					$ 3,300	¥ 21,045